Consolidated Balance Sheets - USD ($)	Jan. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Current assets:
Cash and cash equivalents	$ 36,480,000	$ 41,614,000	$ 25,178,000
Restricted cash	5,250,000
Deferred expenses			1,808,000
Prepaid expenses and other current assets	1,386,000	1,643,000	865,000
Total current assets	43,116,000	43,257,000	27,851,000
Property and equipment (net of accumulated depreciation)	100,000	118,000	2,393,000
Intangible assets (net of accumulated amortization)	3,238,000	3,354,000	3,261,000
Operating right-of-use asset (net of accumulated amortization)	33,000	40,000	4,839,000
Other assets	11,000	11,000	182,000
Total assets	46,498,000	46,780,000	38,526,000
Current liabilities:
Accounts payable	345,000	87,000	410,000
Accrued expenses	2,131,000	2,836,000	1,737,000
Current portion of operating lease liability	29,000	28,000	962,000
Preferred stock redemption liability	87,000
Deferred revenue			165,000
Common stock warrant liability	1,127,000	4,929,000	17,000
Total current liabilities	3,719,000	7,880,000	3,291,000
Operating lease liability, net of current portion	5,000	12,000	5,055,000
Total liabilities	3,724,000	7,892,000	8,346,000
Contingencies – Note 10
Series D convertible preferred stock- $0.001 par value; 1,000,000 shares authorized, issued and outstanding at January 31, 2022; Liquidation preference of $5,250 at January 31, 2022.	4,225,000
Stockholders’ equity:
Preferred stock, $0.001 par value; 4,000,000 and 5,000,000 shares authorized, 0 shares issued and outstanding at January 31, 2022 and October 31, 2021.
Common stock - $0.001 par value; 170,000,000 shares authorized, 145,638,459 shares issued and outstanding at January 31, 2022 and October 31, 2021.	146,000	146,000	78,000
Additional paid-in capital	467,368,000	467,342,000	440,840,000
Accumulated deficit	(428,965,000)	(428,600,000)	(410,738,000)
Total stockholders’ equity	38,549,000	38,888,000	30,180,000
Total liabilities and stockholders’ equity	$ 46,498,000	$ 46,780,000	$ 38,526,000